ATA INC (Parent Company) (Details 3)	1 Months Ended				12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Aug. 31, 2011 USD ($)	Aug. 31, 2011 CNY	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2014 ATA INC. USD ($)	Mar. 31, 2014 ATA INC. CNY	Mar. 31, 2013 ATA INC. CNY	Mar. 31, 2012 ATA INC. CNY
Condensed Financial Statements
Net cash used in operating activities					$ 6,007,296	37,343,760	67,777,743	59,352,866	$ (803,449)	(4,994,557)	(6,675,424)	(4,529,639)
Cash flows from investing activities :
Collection from (payment to) subsidiaries									(1,111,770)	(6,911,210)	26,836,132	1,140,127
Payment for XingWei acquisition					(1,580,771)	(9,826,706)			(3,154,900)	(19,612,120)
Net cash used in investing activities					(2,245,541)	(13,959,185)	(7,966,826)	(5,347,008)	(4,266,670)	(26,523,330)	26,836,132	1,140,127
Cash flows from financing activities :
Proceeds from exercise of share options								631,844				631,844
Cash paid for employee individual income tax of net-settlement of vested shares					(91,352)	(567,881)	(913,453)				(913,453)
Cash paid for repurchase of common shares					(21,319)	(132,528)	(329,357)		(21,319)	(132,528)	(329,357)
Collection of receivable from shareholders								1,035,796				1,035,796
Special cash dividend	(4,000,000)	(25,331,341)	(9,800,000)	(63,634,726)			(25,331,341)	(63,634,726)			(25,331,341)	(63,634,726)
Net cash used in financing activities					(112,671)	(700,409)	(26,574,151)	(61,967,086)	(21,319)	(132,528)	(26,574,151)	(61,967,086)
Effect of foreign exchange rate changes on cash					(123,348)	(766,783)	(374,747)	(2,929,270)	(123,348)	(766,783)	(374,747)	(2,929,270)
Net decrease in cash					3,525,736	21,917,383	32,862,019	(10,890,498)	(5,214,786)	(32,417,198)	(6,788,190)	(68,285,868)
Cash at beginning of year									6,715,243	41,744,636	48,532,826	116,818,694
Cash at end of year									$ 1,500,457	9,327,438	41,744,636	48,532,826